UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07989

                                 Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213)-244-0000

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

REGISTRANT NAME: Metropolitan West Funds

INVESTMENT COMPANY ACT FILE NUMBER: 811-07989

REPORTING PERIOD: 07/01/13 - 06/30/14

REGISTRANT ADDRESS: 865 South Figueroa Street, Los Angeles, CA 90017

NAME OF SERIES: Metropolitan West Total Return Bond Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Isabel P. Dunst	Management	Yes	For	For
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Robin A. Melvin	Management	Yes	For	For
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Roslyn M. Watson	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Hillary E. Ackermann	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Paul M. Barbas	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Robert C. Flexon	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Richard Lee Kuersteiner	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Jeffrey S. Stein	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect John R. Sult	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Pat Wood III	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Advisory Vote on Executive Compensation	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Ratification of Auditor	Management	Yes	For	For

NAME OF SERIES: Metropolitan West High Yield Bond Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Isabel P. Dunst	Management	Yes	For	For
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Robin A. Melvin	Management	Yes	For	For

Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Roslyn M. Watson	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Hillary E. Ackermann	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Paul M. Barbas	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Robert C. Flexon	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Richard Lee Kuersteiner	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Jeffrey S. Stein	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect John R. Sult	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Pat Wood III	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Advisory Vote on Executive Compensation	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Ratification of Auditor	Management	Yes	For	For
NAME OF SERIES: Metropolitan West Unconstrained Bond Fund
Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Robert M. Couch	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Morris A. Davis	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Randy E. Dobbs	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Larry K. Harvey	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Prue B. Larocca	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Alvin N. Puryear	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Malon Wilkus	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect John R. Erickson	Management	Yes	Abstain	Against
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Samuel A. Flax	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Ratification of Auditor	Management	Yes	For	For

NAME OF SERIES: Metropolitan West Strategic Income Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Robert M. Couch	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Morris A. Davis	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Randy E. Dobbs	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Larry K. Harvey	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Prue B. Larocca	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Alvin N. Puryear	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Malon Wilkus	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect John R. Erickson	Management	Yes	Abstain	Against
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Elect Samuel A. Flax	Management	Yes	For	For
American Capital Agency Corp.	AGNC	02503X105	April 22, 2014	Ratification of Auditor	Management	Yes	For	For
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Isabel P. Dunst	Management	Yes	For	For
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Robin A. Melvin	Management	Yes	For	For
Dreyfus Institutional Cash Advantage	DSVXX	26200X	December 6, 2013	Elect Roslyn M. Watson	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Hillary E. Ackermann	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Paul M. Barbas	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Robert C. Flexon	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Richard Lee Kuersteiner	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Jeffrey S. Stein	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect John R. Sult	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Elect Pat Wood III	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Advisory Vote on Executive Compensation	Management	Yes	For	For
Dynegy Inc.	DYN	26817R108	May 29, 2014	Ratification of Auditor	Management	Yes	For	For

The following series of the Metropolitan West Funds did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

Metropolitan West Ultra Short Bond Fund

Metropolitan West Low Duration Bond Fund

Metropolitan West Intermediate Bond Fund

Metropolitan West AlphaTrak 500 Fund

Metropolitan West Floating Rate Income Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	8/6/2014

*Print the name and title of each signing officer under his or her signature.